As filed with the Securities and Exchange Commission on June 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 95.53%

	COMMERCIAL SERVICES: 0.72%
	Advertising/Marketing Services: 0.37%
45,000	Valueclick, Inc. (a)	$456,300
	Miscellaneous Commercial Services: 0.35%
23,000	Cornell Companies, Inc. (a)	421,130
	Total Commercial Services (Cost $469,322)	877,430

	COMMUNICATIONS: 0.64%
	Major Telecommunications: 0.64%
25,000	Verizon Communications, Inc.	775,500
	Total Communications (Cost $792,267)	775,500

	CONSUMER DURABLES: 5.32%
	Automotive Aftermarket: 0.67%
23,000	Cooper Tire & Rubber Co.	437,460
30,000	Goodyear Tire & Rubber Co. (a)	379,200
		816,660
	Electronics/Appliances: 0.64%
10,000	Helen of Troy Ltd. (a) (b)	260,600
6,000	Whirlpool Corp.	523,500
		784,100
	Homebuilding: 1.26%
43,000	D.R. Horton, Inc.	541,800
12,000	M.D.C. Holdings, Inc.	415,320
28,000	Toll Brothers, Inc. (a)	582,400
		1,539,520
	Motor Vehicles: 0.58%
15,000	Daimler AG (b)	705,150
	Recreational Products: 2.17%
45,000	Activision Blizzard, Inc.	542,700
25,000	Hasbro, Inc.	957,000
50,000	Mattel, Inc.	1,137,000
		2,636,700

	Total Consumer Durables (Cost $5,437,196)	6,482,130

	CONSUMER NON-DURABLES: 2.81%
	Apparel/Footwear: 0.51%
40,000	Delta Apparel, Inc. (a)	624,000
	Food: Major Diversified: 0.99%
20,000	Kraft Foods, Inc. - Class A	604,800
43,000	Sara Lee Corp.	598,990
		1,203,790
	Tobacco: 1.31%
90,000	Alliance One International, Inc. (a)	458,100
30,000	Altria Group, Inc.	615,600
10,000	Philip Morris International Inc.	521,600
		1,595,300

	Total Consumer Non-Durables (Cost $2,797,395)	3,423,090

	CONSUMER SERVICES: 2.95%
	Casinos/Gaming: 0.46%
30,000	International Game Technology	553,500
	Hotels/Resorts/Cruiselines: 0.38%
12,000	Carnival Corp. (b)	466,560
	Media Conglomerates: 1.03%
36,000	Walt Disney Co.	1,256,760
	Other Consumer Services: 0.58%
40,000	H & R Block, Inc.	712,000
	Restaurants: 0.50%
25,000	Starbucks Corp. (a)	606,750

	Total Consumer Services (Cost $3,285,262)	3,595,570

	DISTRIBUTION SERVICES: 2.57%
	Electronics Distributors: 1.60%
30,000	Avnet, Inc. (a)	900,000
84,000	Brightpoint, Inc. (a)	632,520
45,000	Wayside Technology Group, Inc.	411,300
		1,943,820
	Medical Distributors: 0.97%
18,000	McKesson Corp.	1,182,960

	Total Distribution Services (Cost $2,123,937)	3,126,780

	ELECTRONIC TECHNOLOGY: 21.63%
	Aerospace & Defense: 5.57%
24,100	AAR Corp. (a)	598,162
5,000	American Science and Engineering, Inc.	374,600
22,500	BE Aerospace, Inc. (a)	685,125
40,000	Ducommun, Inc.	840,400
7,000	General Dynamics Corp.	540,400
30,000	Kaman Corp. - Class A	750,300
72,000	LMI Aerospace, Inc. (a)	1,337,760
11,000	Lockheed Martin Corp.	915,420
13,000	Raytheon Co.	742,560
		6,784,727
	Computer Communications: 0.89%
17,000	Cisco Systems, Inc. (a)	442,510
60,000	Digi International, Inc. (a)	638,400
		1,080,910
	Computer Components & Software: 0.87%
20,000	Hewlett Packard Co.	1,063,000
	Computer Peripherals: 1.36%
35,000	Seagate Technology (a) (b)	639,100
26,000	Western Digital Corp. (a)	1,013,740
		1,652,840
	Computer Processing Hardware: 0.87%
4,500	Apple Inc. (a)	1,057,185
	Electronic Components: 1.30%
370,000	Alliance Fiber Optic Products, Inc.	532,800
45,000	AVX Corp.	639,000
40,000	Vishay Intertechnology, Inc. (a)	409,200
		1,581,000
	Electronic Equipment/Instruments: 1.42%
55,150	AU Optronics Corp. - ADR	624,850
26,650	Cogent, Inc. (a)	271,830
30,000	OSI Systems, Inc. (a)	841,500
		1,738,180
	Electronic Production Equipment: 1.95%
130,000	Aetrium, Inc. (a)	400,400
40,000	Cohu, Inc.	550,800
25,000	Lam Research Corp. (a)	933,000
35,976	Ultratech, Inc. (a)	489,274
		2,373,474
	Semiconductors: 4.45%
75,000	Ceva, Inc. (a)	874,500
48,000	Diodes, Inc. (a)	1,075,200
45,000	Integrated Device Technology, Inc. (a)	275,850
35,000	Intel Corp.	779,100
35,000	National Semiconductor Corp.	505,750
70,000	Pericom Semiconductor Corp. (a)	749,700
57,504	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	603,217
80,000	TriQuint Semiconductor, Inc. (a)	560,000
		5,423,317
	Telecommunications Equipment: 2.95%
107,668	Clearfield, Inc. (a)	295,010
32,770	Communications Systems, Inc.	423,716
45,000	Corning, Inc.	909,450
40,000	Nokia Corp. - ADR	621,600
18,000	Polycom, Inc. (a)	550,440
105,000	Tellabs, Inc.	794,850
		3,595,066

	Total Electronic Technology (Cost $17,350,349)	26,349,699

	ENERGY MINERALS: 7.53%
	Integrated Oil: 2.44%
11,000	Chevron Corp.	834,130
15,000	Exxon Mobil Corp.	1,004,700
36,000	Marathon Oil Corp.	1,139,040
		2,977,870
	Oil & Gas Production: 3.84%
10,000	Apache Corp.	1,015,000
39,500	Chesapeake Energy Corp.	933,780
9,000	Devon Energy Corp.	579,870
11,000	Noble Energy, Inc.	803,000
16,000	Occidental Petroleum Corp.	1,352,640
		4,684,290
	Oil Refining/Marketing: 1.25%
26,150	Holly Corp.	729,846
40,000	Valero Energy Corp.	788,000
		1,517,846

	Total Energy Minerals (Cost $5,377,516)	9,180,006

	FINANCE: 11.66%
	Financial Conglomerates: 1.55%
23,200	JPMorgan Chase & Co.	1,038,200
14,000	Prudential Financial, Inc.	847,000
		1,885,200
	Investment Banks/Brokers: 1.09%
20,000	Ameriprise Financial, Inc.	907,200
20,000	NASDAQ OMX Group, Inc. (a)	422,400
		1,329,600
	Life/Health Insurance: 1.82%
15,000	MetLife, Inc.	650,100
2,500	National Western Life Insurance Co. - Class A	460,875
45,000	Unum Group	1,114,650
		2,225,625
	Major Banks: 2.71%
20,000	Bank of America Corp.	357,000
20,000	Bank of New York Mellon Corp.	617,600
30,000	BB&T Corp.	971,700
7,010	PNC Financial Services Group, Inc.	418,497
30,000	Wells Fargo & Co.	933,600
		3,298,397
	Property/Casualty Insurance: 1.64%
15,000	Endurance Specialty Holdings Ltd. (b)	557,250
37,000	Old Republic International Corp.	469,160
18,000	Travelers Companies, Inc.	970,920
		1,997,330
	Real Estate Investment Trusts: 2.26%
35,000	Annaly Capital Management, Inc.	601,300
55,000	BioMed Realty Trust, Inc.	909,700
65,000	Capstead Mortgage Corp.	777,400
60,000	HRPT Properties Trust	466,800
		2,755,200
	Regional Banks: 0.59%
45,000	TCF Financial Corp. (c)	717,300

	Total Finance (Cost $10,931,283)	14,208,652

	HEALTH SERVICES: 2.65%
	Hospital/Nursing Management: 0.59%
60,000	Res-Care, Inc. (a)	719,400
	Managed Health Care: 1.55%
26,000	Aetna, Inc.	912,860
30,000	UnitedHealth Group, Inc.	980,100
		1,892,960
	Services to the Health Industry: 0.51%
151,100	HealthStream, Inc. (a)	617,999

	Total Health Services (Cost $1,738,221)	3,230,359

	HEALTH TECHNOLOGY: 5.46%
	Biotechnology: 0.55%
13,000	Genzyme Corp. (a)	673,790
	Medical Specialties: 1.79%
18,000	Baxter International, Inc.	1,047,600
50,000	Palomar Medical Technologies, Inc. (a)	543,000
65,000	Vascular Solutions, Inc. (a)	584,350
		2,174,950
	Pharmaceuticals: Major: 2.27%
17,500	Abbott Laboratories	921,900
30,000	Bristol-Myers Squibb Co.	801,000
16,000	Johnson & Johnson	1,043,200
		2,766,100
	Pharmaceuticals: Other: 0.85%
18,000	Forest Laboratories, Inc. (a)	564,480
40,000	King Pharmaceuticals, Inc. (a)	470,400
		1,034,880

	Total Health Technology (Cost $5,419,008)	6,649,720

	INDUSTRIAL SERVICES: 4.93%
	Contract Drilling: 1.97%
33,000	Nabors Industries Ltd. (a) (b)	647,790
19,000	Patterson-UTI Energy, Inc.	265,430
20,000	Rowan Companies, Inc. (a)	582,200
10,500	Transocean Ltd. (a) (b)	906,990
		2,402,410
	Engineering & Construction: 0.85%
31,000	KBR, Inc.	686,960
16,000	Tutor Perini Corp. (a)	348,000
		1,034,960
	Enviromental Services: 0.29%
22,000	US Ecology, Inc. (c)	354,200
	Oilfield Services/Equipment: 1.82%
17,000	Bristow Group, Inc. (a)	641,410
45,000	Key Energy Services, Inc. (a)	429,750
18,000	Oceaneering International, Inc. (a)	1,142,820
		2,213,980

	Total Industrial Services (Cost $3,995,412)	6,005,550

	NON-ENERGY MINERALS: 3.45%
	Aluminum: 0.35%
30,000	Alcoa, Inc.	427,200
	Construction Materials: 0.67%
7,500	Ameron International Corp.	471,675
287,000	Smith-Midland Corp. (a) (e)	344,400
		816,075
	Other Metals/Minerals: 0.99%
15,000	BHP Billiton Ltd. - ADR	1,204,800
	Precious Metals: 1.16%
10,720	Freeport-McMoRan Copper & Gold, Inc.	895,549
53,000	Yamana Gold, Inc. (b)	522,050
		1,417,599
	Steel: 0.28%
5,333	United States Steel Corp. (c)	338,752

	Total Non-Energy Minerals (Cost $3,183,002)	4,204,426

	PROCESS INDUSTRIES: 4.04%
	Agricultural Commodities/Milling: 1.64%
38,000	Archer-Daniels-Midland Co.	1,098,200
100,000	Darling International, Inc. (a)	896,000
		1,994,200
	Chemicals: Agricultural: 0.50%
10,000	Mosaic Co.	607,700
	Chemicals: Major Diversified: 0.46%
15,000	E.I. Du Pont de Nemours and Co.	558,600
	Chemicals: Specialty: 0.56%
20,000	OM Group, Inc. (a)	677,600
	Industrial Specialties: 0.88%
55,000	Olin Corp.	1,079,100

	Total Process Industries (Cost $2,766,032)	4,917,200

	PRODUCER MANUFACTURING: 4.70%
	Auto Parts: O.E.M.: 0.43%
7,000	Eaton Corp.	530,390
	Electrical Products: 1.05%
42,000	Harbin Electric, Inc. (a)	906,780
271,164	TII Network Technologies, Inc. (a)	368,783
		1,275,563
	Trucks/Construction/Farm Machinery: 3.22%
7,700	Joy Global, Inc.	435,820
45,000	Manitowoc Company, Inc.	585,000
10,000	Navistar International Corp. (a)	447,300
50,000	Tata Motors Ltd. - ADR (c)	923,000
15,000	Terex Corp. (a)	340,650
75,000	Titan International, Inc. (c)	654,750
27,000	Trinity Industries, Inc.	538,920
		3,925,440

	Total Producer Manufacturing (Cost $4,401,421)	5,731,393

	RETAIL TRADE: 4.94%
	Apparel/Footwear Retail: 1.66%
65,000	American Eagle Outfitters, Inc.	1,203,800
20,000	Nordstrom, Inc.	817,000
		2,020,800
	Department Stores: 0.63%
24,000	J.C. Penney Company, Inc.	772,080
	Discount Stores: 0.43%
10,000	Target Corp.	526,000
	Drugstore Chains: 0.49%
16,000	Walgreen Co.	593,440
	Food Retail: 0.41%
30,000	Supervalu, Inc.	500,400
	Home Improvement Chains: 0.53%
20,000	Home Depot, Inc.	647,000
	Internet Retail: 0.27%
15,000	GameStop Corp. - Class A (a)	328,650
	Specialty Stores: 0.52%
24,000	Williams-Sonoma, Inc.	630,960

	Total Retail Trade (Cost $4,133,652)	6,019,330

	TECHNOLOGY SERVICES: 4.61%
	Information Technology Services: 1.45%
150,500	American Software, Inc. - Class A	874,405
7,000	International Business Machines Corp.	897,750
		1,772,155
	Internet Software/Services: 1.19%
39,885	Keynote Systems, Inc.	454,290
55,000	SonicWALL, Inc. (a)	477,950
70,000	United Online, Inc.	523,600
		1,455,840
	Packaged Software: 1.97%
100,000	Compuware Corp. (a)	840,000
30,000	Microsoft Corp.	878,100
40,000	Symantec Corp. (a)	676,800
		2,394,900

	Total Technology Services (Cost $4,513,710)	5,622,895

	TRANSPORTATION: 4.39%
	Airlines: 0.28%
22,000	Air France - ADR (a)	344,300
	Marine Shipping: 1.50%
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	605,400
15,000	Tidewater, Inc.	709,050
35,000	Tsakos Energy Navigation Ltd. (b) (c)	515,900
		1,830,350
	Railroads: 2.24%
20,000	CSX Corp.	1,018,000
17,500	Norfolk Southern Corp.	978,075
10,000	Union Pacific Corp.	733,000
		2,729,075
	Trucking: 0.37%
15,000	Arkansas Best Corp.	448,200

	Total Transportation (Cost $3,020,472)	5,351,925

	UTILITIES: 0.53%
	Electric Utilities: 0.53%
19,000	Edison International	649,230
	Total Utilities (Cost $543,412)	649,230

	TOTAL COMMON STOCKS (Cost $82,278,869)	116,400,885

	SHORT-TERM INVESTMENTS: 3.90%
	Money Market Funds: 3.90%
4,755,669	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (d) (Cost $4,755,669)	4,755,669

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 3.67%
4,475,724	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (d) (Cost $4,475,724)	4,475,724

	Total Investments in Securities (Cost $91,510,262): 103.10%	125,632,278
	Liabilities in Excess of Other Assets: (3.10)%	(3,784,287)
	Net Assets: 100.00%	$121,847,991

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $4,338,321 at March 31, 2010.
(d) Rate shown is the 7-day yield as of March 31, 2010.
(e) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:
Smith-Midland Corp.
Beginning Shares		287,000
Beginning Cost		$ 253,926
Purchase Cost		-
Sales Cost		-
Ending Cost		$ 253,926
Ending Shares		287,000
Dividend Income		$ -
Net Realized Gain/(Loss)		$ -

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$ 91,517,413
Gross unrealized appreciation	$ 40,226,305
Gross unrealized depreciation	(6,111,440))
Net unrealized appreciation	$ 34,114,865

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 31, 2010

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Commercial Services	$877,430	$—	$—	$877,430
Communications	775,500	—	—	775,500
Consumer Durables	6,482,130	—	—	6,482,130
Consumer Non-Durables	3,423,090	—	—	3,423,090
Consumer Services	3,595,570	—	—	3,595,570
Distribution Services	3,126,780	—	—	3,126,780
Electronic Technology	26,349,698	—	—	26,349,698
Energy Minerals	9,180,006	—	—	9,180,006
Finance	14,208,652	—	—	14,208,652
Health Services	3,230,359	—	—	3,230,359
Health Technology	6,649,720	—	—	6,649,720
Industrial Services	6,005,550	—	—	6,005,550
Non-Energy Minerals	4,204,426	—	—	4,204,426
Process Industries	4,917,200	—	—	4,917,200
Producer Manufacturing	5,731,394	—	—	5,731,394
Retail Trade	6,019,330	—	—	6,019,330
Technology Services	5,622,895	—	—	5,622,895
Transportation	5,351,925	—	—	5,351,925
Utilities	649,230	—	—	649,230
Total Equity	116,400,885	—	—	116,400,885
Short-Term Investments	9,231,393	—	—	9,231,393
Total Investments in Securities	$125,632,278	$—	$—	$125,632,278

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.34%

	COMMUNICATIONS: 1.27%
	Major Telecommunications: 1.27%
6,700	Verizon Communications, Inc.	$207,834
	Total Communications (Cost $204,810)	207,834

	CONSUMER DURABLES: 5.00%
	Automotive Aftermarket: 0.64%
5,500	Cooper Tire & Rubber Co.	104,610
	Homebuilding: 1.08%
4,400	D.R. Horton, Inc.	55,440
3,500	M.D.C. Holdings, Inc.	121,135
		176,575
	Motor Vehicles: 0.69%
1,400	Toyota Motor Corp. - ADR	112,588
	Other Consumer Specialties: 0.74%
2,500	Fortune Brands, Inc.	121,275
	Recreational Products: 1.85%
10,000	Activision Blizzard, Inc.	120,600
8,000	Mattel, Inc.	181,920
		302,520

	Total Consumer Durables (Cost $887,953)	817,568

	CONSUMER NON-DURABLES: 6.98%
	Apparel/Footwear: 1.96%
2,400	Nike, Inc. - Class B	176,400
1,800	VF Corp.	144,270
		320,670
	Beverages: Non-Alcoholic: 1.01%
3,000	Coca-Cola Co.	165,000
	Food: Major Diversified: 0.73%
1,159	Kraft Foods, Inc. - Class A	35,048
6,000	Sara Lee Corp.	83,580
		118,628
	Household/Personal Care: 1.45%
1,700	Colgate-Palmolive Co.	144,942
1,460	Procter & Gamble Co.	92,374
		237,316
	Tobacco: 1.83%
7,000	Altria Group, Inc.	143,640
2,975	Philip Morris International Inc.	155,176
		298,816

	Total Consumer Non-Durables (Cost $832,339)	1,140,430

	CONSUMER SERVICES: 4.45%
	Cable/Satellite TV: 0.73%
6,300	Comcast Corp. - Class A	118,566
	Casinos/Gaming: 1.13%
10,000	International Game Technology	184,500
	Media Conglomerates: 1.07%
5,000	Walt Disney Co.	174,550
	Other Consumer Services: 0.54%
5,000	H & R Block, Inc.	89,000
	Restaurants: 0.98%
2,400	McDonald's Corp.	160,128
	Total Consumer Services (Cost $627,032)	726,744

	DISTRIBUTION SERVICES: 1.71%
	Electronics Distributors: 0.50%
9,000	Wayside Technology Group, Inc.	82,260
	Medical Distributors: 1.21%
3,000	McKesson Corp.	197,160
	Total Distribution Services (Cost $191,342)	279,420

	ELECTRONIC TECHNOLOGY: 15.71%
	Aerospace & Defense: 4.34%
1,925	American Science and Engineering, Inc.	144,221
6,900	Applied Signal Technology, Inc.	135,102
2,300	Boeing Co.	167,003
5,500	Kaman Corp. - Class A	137,555
1,500	Lockheed Martin Corp.	124,830
		708,711
	Computer Components & Software: 1.14%
3,500	Hewlett Packard Co.	186,025
	Electronic Components: 1.28%
9,700	AVX Corp.	137,740
4,400	Jabil Circuit, Inc.	71,236
		208,976
	Electronic Equipment/Instruments: 0.84%
12,135	AU Optronics Corp. - ADR	137,490
	Electronic Production Equipment: 2.47%
8,500	Applied Materials, Inc.	114,580
5,000	Cognex Corp.	92,450
7,500	Cohu, Inc.	103,275
3,000	KLA-Tencor Corp.	92,760
		403,065
	Semiconductors: 4.14%
3,200	Analog Devices, Inc.	92,224
5,600	Intel Corp.	124,656
4,100	Microchip Technology, Inc.	115,456
7,100	National Semiconductor Corp.	102,595
10,976	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	115,138
5,200	Texas Instruments, Inc.	127,244
		677,313
	Telecommunications Equipment: 1.50%
5,500	ADTRAN, Inc.	144,925
6,500	Nokia Corp. - ADR	101,010
		245,935

	Total Electronic Technology (Cost $2,294,704)	2,567,515

	ENERGY MINERALS: 6.88%
	Integrated Oil: 3.24%
2,200	Chevron Corp.	166,826
2,400	Exxon Mobil Corp.	160,752
1,200	Hess Corp.	75,060
4,000	Marathon Oil Corp.	126,560
		529,198
	Oil & Gas Production: 3.64%
1,400	Apache Corp.	142,100
6,000	Chesapeake Energy Corp.	141,840
2,000	Devon Energy Corp.	128,860
2,500	Noble Energy, Inc.	182,500
		595,300

	Total Energy Minerals (Cost $781,920)	1,124,498

	FINANCE: 13.14%
	Finance/Rental/Leasing: 0.66%
2,800	Ryder System, Inc.	108,528
	Financial Conglomerates: 1.01%
3,700	JPMorgan Chase & Co.	165,575
	Investment Banks/Brokers: 1.56%
1,150	Goldman Sachs Group, Inc.	196,224
2,000	Morgan Stanley	58,580
		254,804
	Life/Health Insurance: 0.99%
6,500	Unum Group	161,005
	Major Banks: 2.47%
7,652	Bank of America Corp.	136,588
3,400	Bank of New York Mellon Corp.	104,992
5,000	BB&T Corp.	161,950
		403,530
	Property/Casualty Insurance: 4.71%
5,850	American Financial Group, Inc.	166,433
3,000	Chubb Corp.	155,550
3,300	Endurance Specialty Holdings Ltd. (a)	122,595
3,300	Travelers Companies, Inc.	178,002
5,625	W.R. Berkley Corp.	146,756
		769,336
	Real Estate Investment Trusts: 1.74%
7,500	Annaly Capital Management, Inc.	128,850
13,000	Capstead Mortgage Corp.	155,480
		284,330

	Total Finance (Cost $1,957,507)	2,147,108

	HEALTH TECHNOLOGY: 5.07%
	Medical Specialties: 1.85%
2,500	Baxter International, Inc.	145,500
3,500	Medtronic, Inc.	157,605
		303,105
	Pharmaceuticals: Major: 3.22%
2,800	Abbott Laboratories	147,504
4,490	Bristol-Myers Squibb Co.	119,883
1,900	Johnson & Johnson	123,880
2,500	Novartis AG - ADR	135,250
		526,517

	Total Health Technology (Cost $675,011)	829,622

	INDUSTRIAL SERVICES: 4.25%
	Contract Drilling: 0.65%
1,200	Diamond Offshore Drilling, Inc.	106,572
	Engineering & Construction: 1.14%
8,400	KBR, Inc.	186,144
	Environmental Services: 1.22%
6,400	US Ecology, Inc.	103,040
2,800	Waste Management, Inc.	96,404
		199,444
	Oil & Gas Pipelines: 0.69%
4,900	Williams Companies, Inc.	113,190
	Oilfield Services/Equipment: 0.55%
2,950	Halliburton Co.	88,884

	Total Industrial Services (Cost $629,028)	694,234

	NON-ENERGY MINERALS: 3.11%
	Aluminum: 0.39%
4,500	Alcoa, Inc.	64,080
	Other Metals/Minerals: 1.23%
2,500	BHP Billiton Ltd. - ADR	200,800
	Precious Metals: 0.60%
10,000	Yamana Gold, Inc. (a)	98,500
	Steel: 0.89%
3,200	Nucor Corp.	145,216

	Total Non-Energy Minerals (Cost $415,266)	508,596

	PROCESS INDUSTRIES: 2.94%
	Agricultural Commodities/Milling: 0.80%
4,500	Archer-Daniels-Midland Co.	130,050
	Chemicals: Major Diversified: 0.61%
2,700	E.I. Du Pont de Nemours and Co.	100,548
	Chemicals: Specialty: 0.81%
22,000	Aceto Corp.	132,880
	Industrial Specialties: 0.72%
6,000	Olin Corp.	117,720

	Total Process Industries (Cost $436,323)	481,198

	PRODUCER MANUFACTURING: 8.43%
	Auto Parts: O.E.M.: 0.83%
1,800	Eaton Corp.	136,386
	Industrial Conglomerates: 1.34%
1,500	3M Co.	125,355
2,675	Ingersoll-Rand Company Ltd. - Class A (a)	93,277
		218,632
	Metal Fabrication: 0.48%
7,334	Insteel Industries, Inc.	78,401
	Trucks/Construction/Farm Machinery: 5.78%
2,600	Caterpillar, Inc.	163,410
3,000	Cummins, Inc.	185,850
2,000	Deere & Co.	118,920
2,500	Joy Global, Inc.	141,500
10,000	Tata Motors Ltd. - ADR	184,600
7,500	Trinity Industries, Inc.	149,700
		943,980

	Total Producer Manufacturing (Cost $896,690)	1,377,399

	RETAIL TRADE: 6.62%
	Apparel/Footwear Retail: 2.80%
9,000	American Eagle Outfitters, Inc.	166,680
5,500	Gap Inc.	127,105
4,000	Nordstrom, Inc.	163,400
		457,185
	Department Stores: 0.51%
2,600	J.C. Penney Company, Inc.	83,642
	Discount Stores: 1.29%
1,700	Target Corp.	89,420
2,170	Wal-Mart Stores, Inc.	120,652
		210,072
	Electronics/Appliances Stores: 0.78%
3,000	Best Buy Co., Inc.	127,620
	Home Improvement Chains: 0.69%
3,500	Home Depot, Inc.	113,225
	Specialty Stores: 0.55%
3,400	Williams-Sonoma, Inc.	89,386

	Total Retail Trade (Cost $995,641)	1,081,130

	TECHNOLOGY SERVICES: 3.56%
	Information Technology Services: 1.84%
23,000	American Software, Inc. - Class A	133,630
1,300	International Business Machines Corp.	166,725
		300,355
	Internet Software/Services: 0.82%
18,000	United Online, Inc.	134,640
	Packaged Software: 0.90%
5,000	Microsoft Corp.	146,350

	Total Technology Services (Cost $535,274)	581,345

	TRANSPORTATION: 6.07%
	Air Freight/Couriers: 0.55%
1,400	United Parcel Service, Inc. - Class B	90,174
	Marine Shipping: 2.41%
19,000	Navios Maritime Holdings, Inc. (a)	126,160
5,642	Ship Finance International Ltd. (a)	100,202
2,000	Tidewater, Inc.	94,540
5,000	Tsakos Energy Navigation Ltd. (a)	73,700
		394,602
	Railroads: 1.85%
3,200	CSX Corp.	162,880
2,500	Norfolk Southern Corp.	139,725
		302,605
	Trucking: 1.26%
3,500	Arkansas Best Corp.	104,580
2,800	J.B. Hunt Transport Services, Inc.	100,464
		205,044

	Total Transportation (Cost $799,641)	992,425

	UTILITIES: 1.15%
	Electric Utilities: 1.15%
5,000	Duke Energy Corp.	81,600
3,100	Edison International	105,927
	Total Utilities (Cost $197,039)	187,527

	TOTAL COMMON STOCKS (Cost $13,357,520)	15,744,593

	SHORT-TERM INVESTMENTS: 3.14%
	Money Market Funds: 3.14%
513,077	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (b) (Cost $513,077)	513,077

	Total Investments (Cost $13,870,597): 99.48%	16,257,670
	Other Assets in Excess of Liabilities: 0.52%	84,356
	Net Assets: 100.00%	$16,342,026

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of March 31, 2010.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$ 13,870,597
Gross unrealized appreciation	$ 3,628,715
Gross unrealized depreciation	(1,241,642)
Net unrealized appreciation	$ 2,387,073

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 31, 2010

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Communications	$207,834	$—	$—	$207,834
Consumer Durables	817,568	—	—	817,568
Consumer Non-Durables	1,140,430	—	—	1,140,430
Consumer Services	726,744	—	—	726,744
Distribution Services	279,420	—	—	279,420
Electronic Technology	2,567,515	—	—	2,567,515
Energy Minerals	1,124,498	—	—	1,124,498
Finance	2,147,108	—	—	2,147,108
Health Technology	829,622	—	—	829,622
Industrial Services	694,234	—	—	694,234
Non-Energy Minerals	508,596	—	—	508,596
Process Industries	481,198	—	—	481,198
Producer Manufacturing	1,377,399	—	—	1,377,399
Retail Trade	1,081,130	—	—	1,081,130
Technology Services	581,345	—	—	581,345
Transportation	992,425	—	—	992,425
Utilities	187,527	—	—	187,527
Total Equity	15,744,593	—	—	15,744,593
Short-Term Investments	513,077	—	—	513,077
Total Investments in Securities	$16,257,670	$—	$—	$16,257,670

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/24/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/24/2010

* Print the name and title of each signing officer under his or her signature.